VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free Minnesota Insured Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

DELAWARE INVESTMENTS MUNICIPAL TRUST
(FORMERLY VOYAGEUR INVESTMENT TRUST)
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Oregon Insured Fund

VOYAGEUR MUTUAL FUNDS
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

(each, a "Fund")

Supplement to the Funds' Prospectus
dated December 29, 2005

On August 18, 2005, the Board of Trustees of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Delaware Investments Municipal Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II and Voyageur Tax Free Funds unanimously voted to approve changes to the investment strategies and policies of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, Delaware Minnesota High-Yield Municipal Bond Fund (the "High Yield Fund"), Delaware Tax-Free Missouri Insured Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Oregon Insured Fund (together, the Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund are the "Insured Funds"). All changes are effective as of 60 days after the date of this Supplement.

The following amends the information regarding Inverse Floaters in the section "The securities we typically invest in" in the Funds' Prospectus:

Securities	How we use them
	Insured Single-State Tax-Exempt Funds (AZ, FL, MN, MO, OR)	Single-State Tax-Exempt Funds (CA, CO, ID, MN, NY)	Tax-Free Minnesota Intermediate Fund	Minnesota High Yield Municipal Bond Fund

Inverse floaters: are a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments.

Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments, non-insured securities (for the Insured Funds) and securities rated below investment grade (other than High-Yield Fund), including inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets.

The following supplements the information in the section "The securities we typically invest in" in the Funds' Prospectus:

Securities	How we use them
	Insured Single-State Tax-Exempt Funds (AZ, FL, MN, MO, OR)	Single-State Tax-Exempt Funds (CA, CO, ID, MN, NY)	Tax-Free Minnesota Intermediate Fund	Minnesota High Yield Municipal Bond Fund

Options: Represent a right to buy or sell a security at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction.

Certain options may be considered to be derivative securities.

The Funds may invest in futures, options and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective and policies.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each Fund's investment in these securities when aggregated with other taxable investments, non-insured securities (for the Insured Funds) and securities rated below investment grade (other than the High-Yield Fund) does not exceed 20% of the Fund's total net assets.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

Futures contracts: Agreements for the purchase or sale of securities (or index of securities) at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Certain futures and options on futures may be considered to be derivative securities.

Each Fund may invest in futures, options and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities and other money market instruments at times when the Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective and policies.

Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investment in these securities when aggregated with other taxable investments, non-insured securities (for the Insured Funds) and securities rated below investment grade (other than the High-Yield Fund) does not exceed 20% of the Fund's total net assets.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

Interest rate swaps and index swap agreements: In an interest rate swap, a fund receives payment from another party based on a floating interest rate in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse, with a fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate. In an index swap, a fund receives gains or incurs losses based on the total return of an index, in exchange for making fixed or floating interest rate payments to another party.

Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. The Funds may also use interest rate swaps to hedge against changes in interest rates. The Funds may use index swaps to gain exposure to markets that a Fund invests in and may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not directly available to the Fund on favorable terms.

Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investment in these securities when aggregated with other taxable investments, non-insured securities (for the Insured Funds) and securities rated below investment grade (other than the High-Yield Fund) does not exceed 20% of the Fund's total net assets.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The following supplements the information in the section "The risks of investing in the Funds" in the Funds' Prospectus:

Risks	How we strive to manage them
	Insured Single-State Tax-Exempt Funds (AZ, FL, MN, MO, OR)	Single-State Tax-Exempt Funds (CA, CO, ID, MN, NY)	Tax-Free Minnesota Intermediate Fund	Minnesota High Yield Municipal Bond Fund

Derivatives risk is the possibility that a Fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving inverse floaters, futures, options, and swaps such as interest rate swaps and index swaps) related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. A significant risk of derivative transactions is the creditworthiness of the counter-party, since the transaction depends on the willingness and ability of the counter-party to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to improve diversification or to earn additional income. We will generally not use derivatives for reasons inconsistent with our investment objectives.

This Supplement is dated January 3, 2006.